Net fee and commission income (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Fee type
Revenue from contracts with customers		£ 9,006	£ 8,775
Other non-contract fee income		116	118
Fee and commission income		9,122	8,893	[1]	£ 8,751	[1],[2]
Fee and commission expenses		(2,362)	(2,084)	[1]	(1,937)	[1],[2]
Net fee and commission income		6,760	6,809	[1]	6,814	[1],[2]
Transactional [member]
Fee type
Revenue from contracts with customers		3,883	3,716
Advisory [member]
Fee type
Revenue from contracts with customers		1,080	1,059
Brokerage and execution [member]
Fee type
Revenue from contracts with customers		1,339	1,226
Underwriting and syndication [member]
Fee type
Revenue from contracts with customers		2,358	2,462
Other [member]
Fee type
Revenue from contracts with customers		346	312
Banking, investment management and credit related fees and commissions [member]
Fee type
Fee and commission income	[2]				8,622
Foreign exchange commission [member]
Fee type
Fee and commission income	[2]				£ 129
Operating segments [member] | Barclays UK [member]
Fee type
Revenue from contracts with customers		1,551	1,542
Other non-contract fee income		0	0
Fee and commission income		1,551	1,542
Fee and commission expenses		(365)	(360)
Net fee and commission income		1,186	1,182
Operating segments [member] | Barclays UK [member] | Transactional [member]
Fee type
Revenue from contracts with customers		1,074	1,102
Operating segments [member] | Barclays UK [member] | Advisory [member]
Fee type
Revenue from contracts with customers		177	209
Operating segments [member] | Barclays UK [member] | Brokerage and execution [member]
Fee type
Revenue from contracts with customers		208	153
Operating segments [member] | Barclays UK [member] | Underwriting and syndication [member]
Fee type
Revenue from contracts with customers		0	0
Operating segments [member] | Barclays UK [member] | Other [member]
Fee type
Revenue from contracts with customers		92	78
Operating segments [member] | Barclays International [member]
Fee type
Revenue from contracts with customers		7,443	7,206
Other non-contract fee income		116	118
Fee and commission income		7,559	7,324
Fee and commission expenses		(1,990)	(1,707)
Net fee and commission income		5,569	5,617
Operating segments [member] | Barclays International [member] | Transactional [member]
Fee type
Revenue from contracts with customers		2,809	2,614
Operating segments [member] | Barclays International [member] | Advisory [member]
Fee type
Revenue from contracts with customers		903	850
Operating segments [member] | Barclays International [member] | Brokerage and execution [member]
Fee type
Revenue from contracts with customers		1,131	1,073
Operating segments [member] | Barclays International [member] | Underwriting and syndication [member]
Fee type
Revenue from contracts with customers		2,358	2,462
Operating segments [member] | Barclays International [member] | Other [member]
Fee type
Revenue from contracts with customers		242	207
Head Office [member]
Fee type
Revenue from contracts with customers		12	27
Other non-contract fee income		0	0
Fee and commission income		12	27
Fee and commission expenses		(7)	(17)
Net fee and commission income		5	10
Head Office [member] | Transactional [member]
Fee type
Revenue from contracts with customers		0	0
Head Office [member] | Advisory [member]
Fee type
Revenue from contracts with customers		0	0
Head Office [member] | Brokerage and execution [member]
Fee type
Revenue from contracts with customers		0	0
Head Office [member] | Underwriting and syndication [member]
Fee type
Revenue from contracts with customers		0	0
Head Office [member] | Other [member]
Fee type
Revenue from contracts with customers		£ 12	£ 27

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[2]

The Group elected the cumulative effect transition method on adoption of IFRS 15 for 1 January 2018, and recognised in retained earnings without restating comparative periods. The comparative figures for 2017 are reported under IAS 18